Average Annual Total Returns (Mid-Cap Index Portfolio Annuity)	Mid-Cap Index Portfolio Mid-Cap Index Portfolio - Mid-Cap Index Portfolio 1/1/2014 - 12/31/2014	CRSP US Mid Cap Index Mid-Cap Index Portfolio Mid-Cap Index Portfolio - Mid-Cap Index Portfolio 1/1/2014 - 12/31/2014	MSCI US Mid Cap 450 Index Mid-Cap Index Portfolio Mid-Cap Index Portfolio - Mid-Cap Index Portfolio 1/1/2014 - 12/31/2014	Spliced Mid Cap Index Mid-Cap Index Portfolio Mid-Cap Index Portfolio - Mid-Cap Index Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.59%	13.83%	13.39%	13.83%
Five Years	16.87%	none	17.21%	17.10%
Ten Years	9.38%	none	9.55%	9.50%